Financial Instruments And Risk Managment (Results In Unrealized Gains And Losses Of Fluctuations In Commody Prices) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Natural Gas [Member]
Derivative [Line Items]
10% Price Increase	$ (105)	$ (441)
10% Price Decrease	105	441
Crude Oil [Member]
Derivative [Line Items]
10% Price Increase	(22)	(19)
10% Price Decrease	22	19
Power [Member]
Derivative [Line Items]
10% Price Increase	5	7
10% Price Decrease	$ (5)	$ (7)